Regulatory Inspection of facilities	12 Months Ended
Mar. 31, 2026
Regulatory Inspection Of Facilities [Abstract]
Regulatory Inspection of facilities
3
4
.
Regulatory Inspection of facilities

Tabulated below are the details of the U.S. FDA inspections of facilities of the Company which were carried out or remained open during the year ended March 31, 2026:

	Unit	Details of observations
October 2023 and September 2025	Biologics, Hyderabad, India
Nine observations were noted in the U.S. FDA inspection. The Company responded to the observations.
Further to this inspection, five observations were noted in the Pre-Approval Inspection (“PAI”) conducted by the U.S. FDA from September 4-12, 2025, to which the Company has responded within the stipulated timelines. The Company has received a Post Application Action Letter (“PAAL”) from the U.S. FDA on January 9, 2026 to which the Company has responded within the stipulated timelines and has received dates for inspection.

May 2025	API Miryalaguda (CTO Unit-V) plant, Telangana, India
Two observations were noted in the U.S. FDA inspection, conducted from May 19-24, 2025, to which the Company has responded on June 13, 2025.
The Company received an Establishment Inspection Report (“EIR”), from the U.S. FDA and the facility was classified as Voluntary Action Indicated.

May 2025	API Middleburgh plant, New York, U.S.A.
Two observations were noted in the U.S. FDA inspection, conducted from May 12-16, 2025, to which the Company has responded on June 9, 2025. The Company received an EIR on July 21, 2025, from the U.S. FDA and the facility was classified as Voluntary Action Indicated.

July 2025	Formulations Srikakulam plant 11, Andhra Pradesh, India
Seven observations were noted in the U.S. FDA inspection conducted from July 10-18, 2025, to which the Company has responded on August 8, 2025. The Company received an EIR on October 20, 2025, from the U.S. FDA and the facility was classified as Voluntary Action Indicated.

September 2025	API Mirfield, Yorkshire, UK	Seven observations were noted in the U.S. FDA inspection conducted from September 1-5, 2025. The Company has responded to all related communications within the stipulated timelines.
November 2025	API Srikakulam Plant (SEZ), Andhra Pradesh, India
No observations were noted in the U.S. FDA inspection conducted from November 10-14, 2025. The Company received an EIR on March 2, 2026, from the U.S. FDA and the facility was classified as No Action Indicated.

December 2025	Formulations Srikakulam plant 1 (SEZ), Andhra Pradesh, India
Five observations were noted in the U.S. FDA inspection conducted from December 4-12, 2025, to which the Company has responded within the stipulated timelines
.
The Company received an EIR on March 5, 2026, from the U.S. FDA and the facility was classified as Voluntary Action Indicated.